Submission	Jun. 08, 2026
Submission [Line Items]
Central Index Key	0002135883
Registrant Name	XOMA Royalty Holdings Corp
Registration File Number	333-296211
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES